Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Total	¥ 36,352	¥ 28,814
Less: Accumulated depreciation	(26,487)	(20,709)
Net book value	9,865	8,105		$ 1,548
Depreciation expenses	5,800	8,100	¥ 9,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	15,443	13,653
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Total	7,209	5,083
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total	¥ 13,700	¥ 10,078